PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 75.1%
	U.S. TREASURY BILLS — 75.1%
100,000	United States Treasury Bill(a) (d)			3.5500	08/03/23	$ 99,971
100,000	United States Treasury Bill(a) (d)			4.8000	08/10/23	99,869
100,000	United States Treasury Bill(a) (d)			5.0200	08/17/23	99,767
100,000	United States Treasury Bill(a) (d)			5.1200	08/24/23	99,664
100,000	United States Treasury Bill(a) (d)			5.1800	08/31/23	99,562
100,000	United States Treasury Bill(a) (d)			5.2200	09/07/23	99,459
100,000	United States Treasury Bill(a) (d)			5.2500	09/14/23	99,357
100,000	United States Treasury Bill(a) (d)			5.2600	09/21/23	99,256
100,000	United States Treasury Bill(a) (d)			5.3000	10/05/23	99,050
100,000	United States Treasury Bill(a) (d)			5.3300	10/12/23	98,946
200,000	United States Treasury Bill(a) (d)			5.3300	10/19/23	197,693
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,192,689)					1,192,594

Shares						Fair Value
	SHORT-TERM INVESTMENT — 21.9%
	MONEY MARKET FUND - 21.9%
348,294	Dreyfus Government Cash Management, Class I, 5.03% (Cost $348,294)(b) (d)					348,294

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
16	S&P 500 Index	IB	08/03/2023	$ 4,000	$ 6,400,000	$ 160
9	S&P 500 Index	IB	08/03/2023	4,175	3,757,500	158
16	S&P 500 Index	IB	08/04/2023	3,800	6,080,000	160
16	S&P 500 Index	IB	08/04/2023	3,930	6,288,000	240
16	S&P 500 Index	IB	08/04/2023	4,000	6,400,000	280
9	S&P 500 Index	IB	08/04/2023	4,150	3,735,000	225
9	S&P 500 Index	IB	08/04/2023	4,175	3,757,500	225
9	S&P 500 Index	IB	08/04/2023	4,200	3,780,000	225
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,371)					1,673

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,371)					1,673

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

	TOTAL INVESTMENTS - 97.1% (Cost $1,545,354)					$ 1,542,561
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $5,774)					(2,155)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%					48,406
	NET ASSETS - 100.0%					$ 1,588,812

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.1)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.1)%
16	S&P 500 Index	IB	08/03/2023	$ 4,100	$ 6,560,000	$ 240
9	S&P 500 Index	IB	08/03/2023	4,275	3,847,500	180
16	S&P 500 Index	IB	08/04/2023	3,900	6,240,000	240
16	S&P 500 Index	IB	08/04/2023	4,030	6,448,000	320
16	S&P 500 Index	IB	08/04/2023	4,100	6,560,000	320
9	S&P 500 Index	IB	08/04/2023	4,250	3,825,000	270
9	S&P 500 Index	IB	08/04/2023	4,275	3,847,500	270
9	S&P 500 Index	IB	08/04/2023	4,300	3,870,000	315
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $5,774)					2,155

	TOTAL WRITTEN INDEX OPTIONS (Proceeds - $5,774)					$ 2,155

IB	- Interactive Brokers
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,497,936.